Investment in associate - Statements of financial position (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Cash and cash equivalents	$ 256,077,000	$ 375,479,000	$ 223,890,000
Other current assets	60,931,000	0
Non-current assets	3,356,923,000	3,367,615,000
Current liabilities	(1,047,353,000)	(747,948,000)
Investment in associate	197,821,000	188,922,000
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net assets	121,499,000	112,600,000
Long-term receivable from Atlas	76,322,000	76,322,000
Investment in associate	$ 197,821,000	$ 188,922,000
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Cash and cash equivalents	$ 9,367,000	$ 8,361,000
Other current assets	104,742,000	79,738,000
Non-current assets	255,822,000	289,671,000
Current liabilities	(32,022,000)	(41,388,000)
Other long-term liabilities, including current maturities	(145,359,000)	(157,935,000)
Net assets	$ 192,550,000	$ 178,447,000